Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) attributable to the Company	$ 112	$ 3,558	$ 3,387	$ 8,960	$ (5,723)	$ (7,402)	$ (1,856)	$ (6,709)	$ (2,385)	$ 822	$ 3,237	$ 10,182	$ (18,352)	$ (2,396)
Less: Dividends on preferred stock and amortization	(3,275)			0						(6,558)	0	(5,196)	0	0
Less: Net income (loss) allocated to unvested shares	0			(38)						0	(14)	(21)	0	0
Undistributed net income (loss) allocated to common stockholders	(3,163)			8,922						(5,736)	3,223	4,965	(18,352)	(2,396)
Distributed and undistributed net income (loss) - basic	(3,163)			8,922						(5,736)	3,223	4,965	(18,352)	(2,396)
Effect of deferred compensation plan	4,817			6,375						4,077	5,814	8,444	0	2,127
Effect of contingently issuable shares	171			223						373	505	1,447	1,465	1,143
Distributed and undistributed net income (loss) - diluted	$ (8,151)			$ 2,324						$ (10,186)	$ (3,096)	$ (4,926)	$ (19,817)	$ (5,666)
Weighted average common shares outstanding - basic (in shares)	2,462	2,381	2,109	2,095	2,094	2,069	2,022	2,019	2,015	2,441	2,094	2,170	2,031	2,012
Effect of deferred compensation plan shares (in shares)	203			206						101	103	103	0	158
Effect of contingently issuable shares (in shares)	52			26						41	22	59	36	39
Weighted average common shares outstanding - diluted (in shares)	2,717	2,652	2,337	2,487	2,115	2,118	2,054	2,265	2,046	2,583	2,219	2,332	2,067	2,209
Net income (loss) attributable to common stockholders (in dollars per share)	$ (1.28)	$ 0.14	$ 0.67	$ 4.26	$ (2.73)	$ (3.58)	$ (0.92)	$ (3.32)	$ (1.18)	$ (2.35)	$ 1.54	$ 2.29	$ (9.04)	$ (1.19)
Net income (loss) attributable to common stockholders (in dollars per share)	$ (3.00)	$ (1.96)	$ 0.18	$ 0.93	$ (2.84)	$ (3.72)	$ (1.05)	$ (3.85)	$ (1.34)	$ (3.94)	$ (1.40)	$ (2.11)	$ (9.59)	$ (2.56)
Net income (loss) allocated to common stockholders is not adjusted for:	$ 3,136			$ 351						$ 6,642	$ 670	$ 5,226	$ (19)	$ (4)
Weighted average diluted shares are not adjusted for:	1,553			63						1,563	248	751	38	5
Effect of unvested restricted shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) allocated to common stockholders is not adjusted for:	$ 0			$ 38						$ 0	$ 14	$ 21	$ 0	$ 0
Weighted average diluted shares are not adjusted for:	11			9						10	9	9	0	1
Effect of assumed exercise of stock options
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average diluted shares are not adjusted for:	16			0						40	197	163	34	0
Effect of assumed conversion of Ashford Holdings units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) allocated to common stockholders is not adjusted for:	$ (6)			$ 18						$ (10)	$ 6	$ 9	$ (19)	$ (4)
Weighted average diluted shares are not adjusted for:	4			4						4	4	4	4	4
Convertible Preferred Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average diluted shares are not adjusted for:	1,450			0						1,450	0	575	0	0
Accumulated Deficit
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) attributable to the Company										$ 822			$ (18,352)